Note 2 - Basis of Presentation and Summary of Significant Accounting Policies 1 (Details Textual)		3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2019 shares	Sep. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2019	Sep. 30, 2018 USD ($) $ / shares	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Jan. 23, 2018 shares	Jan. 22, 2018 shares	Jan. 31, 2015 USD ($)
Common Stock, Shares Authorized | shares		25,000,000			25,000,000		25,000,000	25,000,000	250,000,000	150,000,000
Durable Virtual Goods, Estimated Weighted Average Life							1 year 30 days
Revenue from Contract with Customer, Including Assessed Tax		$ 818,703		$ 681,337	$ 2,977,353	$ 2,303,698	$ 2,872,278	$ 3,141,360
Cost of Goods and Service, Excluding Depreciation, Depletion, and Amortization, Total		262,536		166,521	991,103	710,286	884,202	1,033,452
Operating Income (Loss), Total		$ (571,834)		$ (608,360)	$ (1,498,520)	$ (1,755,015)	$ (2,676,262)	$ (922,380)
Earnings Per Share, Basic and Diluted, Total | $ / shares		$ (1.04)		$ (1.02)	$ (2.72)	$ (3.72)	$ (5.27)	$ (10.10)
Accounts Receivable, Allowance for Credit Loss, Current		$ 0			$ 0		$ 0	$ 0
Cash Equivalents, at Carrying Value, Total		0			0		0	0
Cash, Uninsured Amount		10,209			10,209		608,762
Impairment of Long-Lived Assets Held-for-use					0	$ 0	0	0
Long-term Investments, Total		5,000			$ 5,000		$ 5,000	$ 5,000			$ 5,000
Platform Fee, Percentage of Gross Revenue					30.00%		30.00%
Revenue Share, Percent					30.00%		30.00%
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares					311,719	314,063	311,719	168,937
Restricted Stock Units (RSUs), Common Stock Options, and Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares					311,719	314,063
Designated as Hedging Instrument [Member]
Derivative Liability, Total		$ 0			$ 0		$ 0	$ 0
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Platforms [Member]
Number of Major Gaming Platforms					2	2	2	2
Concentration Risk, Percentage					45.00%	50.00%	44.00%	44.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Two Platforms [Member]
Number of Major Gaming Platforms					2		2	2
Concentration Risk, Percentage					73.00%		66.00%	49.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Advertising Network [Member]
Concentration Risk, Percentage							10.00%
Number of Advertising Networks							1
Average Useful Lives of Durable Virtual Goods [Member]
Revenue from Contract with Customer, Including Assessed Tax					$ 521,000
Cost of Goods and Service, Excluding Depreciation, Depletion, and Amortization, Total					156,000
Operating Income (Loss), Total					$ 365,000
Earnings Per Share, Basic and Diluted, Total | $ / shares		$ 0			$ 0
RPG/Arcade Games [Member]
Durable Virtual Goods, Estimated Weighted Average Life			60 days				60 days
Rapid Launch Games [Member]
Durable Virtual Goods, Estimated Weighted Average Life			60 days				60 days
Before Reverse Stock Split [Member]
Common Stock, Shares Authorized | shares		250,000,000			250,000,000
Subsequent Event [Member]
Common Stock, Shares Authorized | shares	25,000,000
Subsequent Event [Member] | Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	160